Document and Entity Information	Mar. 24, 2020
Cover [Abstract]
Entity Registrant Name	GETTY REALTY CORP /MD/
Amendment Flag	false
Entity Central Index Key	0001052752
Document Type	8-K
Document Period End Date	Mar. 24, 2020
Entity Incorporation State Country Code	MD
Entity File Number	001-13777
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	Two Jericho Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753-1681
City Area Code	(516)
Local Phone Number	478-5400
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false